Fee and commission income	12 Months Ended
Dec. 31, 2023
Fee And Commission Income
Fee and commission income

34.	Fee and commission income

The "Fee and Commission Income" line item includes all fees and commissions accrued to the Bank's benefit during the year, excluding those that are incorporated into the effective interest rate on financial instruments.

The breakdown of the balance for this line item is presented below:

Thousand of reais	2023	2022	2021

Collection and payment services:
Bills	1,040,113	1,097,170	1,228,497
Demand accounts	2,940,423	2,917,271	3,088,728
Cards (Credit and Debit) and Acquiring Services	6,528,718	5,890,549	5,208,160
Checks and other	98,884	109,014	108,487
Orders	905,907	751,766	660,177
Total	11,514,045	10,765,770	10,294,049

Marketing of non-Banking financial products:
Investment funds	510,695	568,455	672,915
Insurance and brokerage commissions	3,646,974	3,524,201	3,499,342
Capitalization plans	712,660	803,052	703,980
Total	4,870,329	4,895,708	4,876,237

Securities services:
Securities underwriting and placement	1,167,677	1,017,763	894,182
Securities trading	291,167	325,960	304,507
Administration and custody	898,058	704,936	640,608
Asset management	1,645	890	946
Total	2,358,547	2,049,549	1,840,243

Other:
Foreign exchange	1,856,492	1,888,194	1,511,807
Financial guarantees	757,770	678,908	804,503
Other fees and commissions	1,097,595	959,594	1,061,250
Total	3,711,857	3,526,696	3,377,560

Total	22,454,778	21,237,723	20,388,089